Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 41,931	$ 44,474	$ 40,193
MRD [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	4,060	4,285
MRD [Member] | Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs			2,436
MRD [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	12,041	12,455
MRD [Member] | Second Lien Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs			9,030
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs			8,261
MEMP [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	5,395	6,468	5,413
MEMP [Member] | 2021 Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	12,779	13,308	$ 15,053
MEMP [Member] | 2022 Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 7,656	$ 7,958